Segmental information - Geographic analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Sales	£ 19,153	£ 17,697	£ 19,294
Non-current assets	19,063	19,921	20,321
Great Britain
Disclosure of geographical areas [line items]
Sales	1,822	1,684	1,706
Non-current assets	2,119	1,911	1,637
United States
Disclosure of geographical areas [line items]
Sales	5,441	4,839	4,724
Non-current assets	4,320	5,028	4,662
Netherlands
Disclosure of geographical areas [line items]
Sales	70	62	70
Non-current assets	2,474	2,661	2,525
India
Disclosure of geographical areas [line items]
Sales	3,011	2,783	3,236
Non-current assets	2,561	2,758	3,829
Rest of World
Disclosure of geographical areas [line items]
Sales	8,809	8,329	9,558
Non-current assets	£ 7,589	£ 7,563	£ 7,668